Inventory (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Inventory	$ 978,392	$ 1,366,181
Food [Member]
Inventory [Line Items]
Inventory	79,773	116,191
Beverages [Member]
Inventory [Line Items]
Inventory	$ 898,619	$ 1,249,990